Due to banks and correspondents - Loan received from foreign entities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Loan Received From Foreign Entities	S/ 339,446	S/ 322,947
Caixabank S.A. Barcelona [Member] | SPAIN
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 114,420	0
JP Morgan Chase Bank NY [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 114,420	0
Banco del Estado de Chile [Member] | CHILE
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 57,210	0
Bank J. Safra Sarasin [Member] | SWITZERLAND
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2023/2022
Loan Received From Foreign Entities	S/ 53,396	23,922
Credit Suisse First Boston [Member] | SWITZERLAND
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2022
Loan Received From Foreign Entities	S/ 0	159,480
Development Bank of Latin America [Member] | Super National [Member]
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2022
Loan Received From Foreign Entities	S/ 0	S/ 139,545